Subsequent Events - Additional Information (Detail) - $ / shares			12 Months Ended
	Feb. 05, 2021	Feb. 02, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Stock holders equity note stock split			4-for-1 Share
ADR [Member]
Subsequent Event [Line Items]
Stock holders equity note stock split	one ADS representing four ordinary shares
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend payable		$ 0.2175
Dividend ,Payable date		Mar. 05, 2021
Dividend ,Record date		Feb. 25, 2021
Dividends Payable, Date Declared		Feb. 02, 2021
Subsequent Event [Member] | ADR [Member]
Subsequent Event [Line Items]
Dividend payable		$ 0.87